TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule Of Reduced Flat Tax Rate [Table Text Block]
The following table summarise the reduced flat tax rate with respect to the income attributed to the Preferred Enterprise:

Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%
2013	7%	12.5%
2014 onwards	9%	16%

Summary of Income Tax Examinations [Table Text Block]
d.	Deferred income taxes:

1)	Provided in respect of the following:

	December 31
	2014	2013
	U.S. dollars in thousands

Research and development expenses	$13	$61
Carryforward tax losses	2,284	2,450
Other	182	102
Less- valuation allowance	(2,284)	(2,317)
	$195	$296

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
1)	As follows:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Current:
In Israel	$1,473	$116	$88
Outside Israel	94	71	96
	1,567	187	184
Taxes in respect of previous years	-	107	70
Deferred taxes in Israel	101	(157)	138
	$1,668	$137	$392

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
2)	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see c. above), and the actual tax expense:

	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$7,151	$2,322	$4,670
Theoretical tax expense	1,895	581	1,168
Less - tax benefits arising from approved
enterprise status, see a. above	(401)	(60)	(410)
	1,494	521	758
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	22	60	11
Taxes in respect of previous years	-	107	70
Changes in valuation allowance	62	243	351
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	90	(794)	(798)
Taxes on income for the reported year	$1,668	$137	$392
* As follows:
Taxable in Israel	$6,145	$1,325	$2,734
Taxable outside Israel	1,006	997	1,936
	$7,151	$2,322	$4,670